Income Taxes - Schedule of Reconciliation of Liability for Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 19,373	$ 11,759	$ 10,696
Adjustments for tax positions related to the current year	1,057	7,364	1,032
Adjustments for tax positions of prior years	(1,303)	250	31
Ending balance	$ 19,127	$ 19,373	$ 11,759